SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Apr. 14, 2023	Mar. 19, 2023	Jan. 18, 2023	Dec. 31, 2022	Jan. 05, 2023	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Cash and cash equivalents				$ 309,793		$ 190,778		$ 5,066
Warrant purchase price (in dollars per share)							$ 0.001
Silicon Valley Bank
Subsequent Event [Line Items]
Cash and cash equivalents				$ 15,000
Financial Institution Concentration Risk | Cash and Cash Equivalents | Silicon Valley Bank
Subsequent Event [Line Items]
Concentration risk, percentage				5.00%
Forecast | Workforce Reduction in Israel and United States
Subsequent Event [Line Items]
Number of positions expected to be eliminated (percentage)			20.00%
Subsequent Event
Subsequent Event [Line Items]
Warrants and rights, extension term		3 years
Warrant purchase price (in dollars per share)		$ 0.01
Subsequent Event | Class A
Subsequent Event [Line Items]
Warrants outstanding (in shares)		2,640,000
Subsequent Event | Oak HC/FT Partners V, L.P., Oak HC/FT Partners V-A, L.P. And Oak HC/FT Partners V-B, L.P | Private Placement
Subsequent Event [Line Items]
Number of shares issued in transaction (in shares)	60,000,000
Consideration received on sale	$ 75,000
Subsequent Event | Darwin Homes, Inc.
Subsequent Event [Line Items]
Percentage of voting interests acquired					100.00%
Market value of business acquisition					$ 18,000